Net income per ordinary share - Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	82,215,627	81,582,375	82,001,500	81,481,686
Effect of dilutive share options and other awards outstanding under share based compensation programs (in shares)	757,261	910,836	735,573	991,835
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	82,972,888	82,493,211	82,737,073	82,473,521